Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions

At September 30, 2014, accounts payable includes $111,111 due to directors, a company controlled by a director of the Company, and a company with directors in common, in respect of unpaid management fees, expenses incurred on behalf of the Company, and operating costs paid on behalf of the Company.

At September 30, 2014, accrued interest includes $404,838 due to companies controlled by directors of the Company.